Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Schedule of total income tax expense (benefit)

	Year ended
	December 31,
	2016	2015	2014
Income tax expense (benefit) from continuing operations	$20,970	$14,401	$(16,804)
Income tax expense from discontinued operations	—	341	—
Total income tax expense (benefit)	$20,970	$14,742	$(16,804)

Schedule of income (loss) from continuing operations before income taxes

	Year ended
	December 31,
	2016	2015	2014
U.S. operations	$66,838	$27,605	$(45,203)
Foreign operations	2,984	100	2,574
Income (loss) before income taxes	$69,822	$27,705	$(42,629)

Schedule of income tax expense (benefit)

	Year ended
	December 31,
	2016	2015	2014
Current:
U.S. federal	$26,734	$20,382	$25,136
State and local	613	4,822	4,091
Foreign	1,358	1,029	842
Current income tax expense	28,705	26,233	30,069
Deferred
U.S. federal	(5,858)	(12,584)	(42,047)
State and local	(1,825)	798	(4,826)
Foreign	(52)	(46)	—
Deferred income tax benefit	(7,735)	(11,832)	(46,873)
Total income tax expense (benefit)	$20,970	$14,401	$(16,804)

Schedule of factors for variation in effective tax rates from continuing operations compared to U.S. statutory income tax rates

	Year ended
	December 31,
	2016	2015	2014
Federal income tax expense (benefit) at the statutory rate	$24,438	$9,697	$(14,920)
State and local taxes, net of federal benefit	556	3,922	(2,167)
Non-deductible costs	779	1,070	815
Stock-based compensation	(4,000)	—	—
Unrecognized tax positions	(1,397)	508	(240)
Other	594	(796)	(292)
Total income tax expense (benefit)	$20,970	$14,401	$(16,804)

Schedule of components of deferred tax assets and liabilities

	Year ended December 31,
	2016	2015
Deferred tax assets:
Allowance for doubtful accounts and estimated allowance for refunds and appeals	$34,794	$35,174
Accrued compensation	2,185	540
Deferred rent	149	156
Stock-based compensation	10,381	2,960
Tax credit and net operating loss carryforward	652	1,652
Other deductible temporary differences	5,077	6,353
Gross deferred tax assets	53,238	46,835
Less: valuation allowance	(199)	(440)
Total deferred tax assets	53,039	46,395
Deferred tax liabilities:
Unbilled receivables and other liabilities	(2,307)	(2,435)
Intangibles and goodwill	(154,528)	(161,099)
Property and equipment	(10,795)	(8,706)
Software development costs	(2,603)	(1,998)
Other taxable temporary differences	(3,339)	(1,441)
Total gross deferred tax liabilities	(173,572)	(175,679)
Net deferred tax liability	$(120,533)	$(129,284)

Schedule of reconciliation of beginning and ending unrecognized tax benefits

	Year ended December 31,
	2016	2015
Unrecognized tax benefits — January 1	$4,937	$4,324
Increase for tax positions taken in prior period	67	619
Increase for tax positions taken in current period	203	694
Decrease for tax positions taken in prior period	(508)	—
Decrease for tax positions taken in current period	(43)	(146)
Decrease related to lapse in statute of limitations	(96)	(554)
Decrease related to settlement of positions taken in prior periods	(1,989)	—
Unrecognized tax benefits — December 31	$2,571	$4,937